K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

February 10, 2016

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	KraneShares Trust

File Nos. 333-180870 and 811-22698

Post-Effective Amendment No. 108

Ladies and Gentlemen:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “Securities Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of KraneShares Trust (the “Trust”) is Post-Effective Amendment No. 108 to the Trust’s Registration Statement on Form N-1A. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purpose of this filing is to register the KraneShares CDB ChinaBond ETF.

The Trust elects that this filing become effective 75 days after filing, pursuant to Rule 485(a)(2) under the Securities Act. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9475.

Very truly yours,

/s/ Stacy L. Fuller

Stacy L. Fuller

Attachments

cc:	Jonathan Krane

Krane Funds Advisors, LLC